SHARE-BASED COMPENSATION - Exercised options in 2024 and Summary of exercise ranges (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of share options outstanding in share-based payment arrangement (in shares) | shares	8,479,908
EUR/USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.1713	1.0350	1.1002
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised / LTIP shares issued (in shares) | shares	14,568,436	5,901,167	11,756,114
Weighted average exercise price, exercised (in usd per share) | $ / shares	$ 1.074	$ 0.784	$ 0.857
Award vesting period	1 year
Number of share options outstanding in share-based payment arrangement (in shares) | shares	8,479,908	24,238,937	34,482,312	47,596,801
Exercise value | $	$ 8,465,000	$ 22,600,000	$ 29,828,000
0.57 – 0.85 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	350,000	10,460,750	6,739,000
Exercise value | $	$ 296,000	$ 8,555,000	$ 4,967,000
0.57 – 0.85 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.57
0.57 – 0.85 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.85
0.85 – 1.63 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	8,129,908	13,778,187	27,743,312
Exercise value | $	$ 8,168,000	$ 14,045,000	$ 24,862,000
0.85 – 1.63 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.85
0.85 – 1.63 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 1.63